As filed with the Securities and Exchange Commission on April 21, 2011
Securities Act File No. 333-57793
Investment Company Act of 1940 File No. 811-08839

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 63 ☑
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 65 ☑
SPDR® SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
One Lincoln Street
Boston, Massachusetts 02111

(Address of Principal Executive Offices)
Registrant’s Telephone Number: (866) 787-2257
Ryan M. Louvar, Esq.
State Street Bank and Trust Company
One Lincoln Street/CPH0326
Boston, Massachusetts 02111
(Name and Address of Agent for Service)
Copies to:
W. John McGuire, Esq.
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Ave., NW
Washington, DC 20004
It is proposed that this filing will become effective:
☐     immediately upon filing pursuant to Rule 485, paragraph (b)
☑      on May 2, 2011 pursuant to Rule 485, paragraph (b)
☐      60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐      on _________________ pursuant to Rule 485, paragraph (a)(1)
☐      75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐      on _________________ pursuant to Rule 485, paragraph (a)(2)
☑      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until May 2, 2011, the effectiveness of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A related to the SPDR DJ Global Titans ETF, which was filed pursuant to Rule 485(a) under the Securities Act on February 23, 2011 (the “Amendment”).
Part A. INFORMATION REQUIRED IN A PROSPECTUS
Part A is incorporated by reference to Part A of the Amendment.
Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Part B is incorporated by reference to Part B of the Amendment.
Part C. OTHER INFORMATION
Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 63 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 21st day of April, 2011.

SPDR® SERIES TRUST
By:	/s/ James E. Ross*
James E. Ross
President

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer	April 21, 2011

/s/ Bonny E. Boatman* Bonny E. Boatman	Trustee	April 21, 2011

/s/ Dwight D. Churchill* Dwight D. Churchill	Trustee	April 21, 2011

/s/ David M. Kelly* David M. Kelly	Trustee	April 21, 2011

/s/ Frank Nesvet* Frank Nesvet	Trustee	April 21, 2011

/s/ Carl G. Verboncoeur* Carl G. Verboncoeur	Trustee	April 21, 2011

/s/ James E. Ross* James E. Ross	Trustee, President and Principal Executive Officer	April 21, 2011

*By:	/s/ Ryan M. Louvar
Ryan M. Louvar
As Attorney-in-Fact Pursuant to Power of Attorney